Related party transactions - Schedule of Amount Due to from Related Party (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Other Related Party Transactions [Line Items]
Accounts payable to related party	$ 5,002	$ 5,234
Accounts and other receivable from related party	1,658	1,137
Zhuhai Qianyou [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts payable to related party	2	2
Guangzhou Millet [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts payable to related party	0	295
Accounts and other receivable from related party	1,361
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Due to Other Related Parties, Current	1,360	1,343
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Due to Other Related Parties, Current	3,640	3,594
Beijing Xiaomi Mobile Software Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party		783
Beijing Millet Payment Technologies Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party		175
Xiaomi Technology [Member]
Schedule of Other Related Party Transactions [Line Items]
Accounts and other receivable from related party	262	143
Due from Other Related Parties, Current	14	15
Shenzhen Crystal Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Due from Other Related Parties, Current	6	6
Shenglong Zou [Member]
Schedule of Other Related Party Transactions [Line Items]
Due from Other Related Parties, Current	9	9
Chuan Wang [Member]
Schedule of Other Related Party Transactions [Line Items]
Due from Other Related Parties, Current	$ 6	$ 6